Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Due to Related Party	The Company had the following activity related to its due to related party:
	September 30,	December 31,
	2025	2024
Due on demand loan with 8% interest	$-	$5,000
Note payable	36,912	-
	$36,912	$5,000